Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	FRANKLIN GLOBAL TRUST
Central Index Key	0001124459
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Dec. 01, 2016
Franklin Global Listed Infrastructure Fund-07 | Franklin Global Listed Infrastructure Fund | Class A
Risk/Return:
Trading Symbol	FLGIX
Franklin Global Real Estate Fund-12 | Franklin Global Real Estate Fund | CLASS A
Risk/Return:
Trading Symbol	FGRRX
Franklin Global Real Estate Fund-12 | Franklin Global Real Estate Fund | CLASS C
Risk/Return:
Trading Symbol	FCGRX
Franklin Global Real Estate Fund-12 | Franklin Global Real Estate Fund | ADVISOR CLASS
Risk/Return:
Trading Symbol	FVGRX
Franklin Global Trust 3 - FGT3-12 | Franklin International Growth Fund | CLASS A
Risk/Return:
Trading Symbol	FNGAX
Franklin Global Trust 3 - FGT3-12 | Franklin International Growth Fund | ADVISOR CLASS
Risk/Return:
Trading Symbol	FNGZX
Franklin Global Trust 3 - FGT3-12 | Franklin International Growth Fund | Class R6
Risk/Return:
Trading Symbol	FILRX